UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-09333
Oppenheimer Main Street Small- & Mid- Cap Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: June 30
Date of reporting period: 12/30/2011

Item 1. Reports to Stockholders.

December 31, 2011

Oppenheimer

Main Street Small- & Mid-Cap Fund®

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries
Real Estate Investment Trusts	9.5%
Specialty Retail	6.2
Oil, Gas & Consumable Fuels	5.2
Insurance	5.1
Semiconductors & Semiconductor Equipment	4.5
Health Care Providers & Services	3.8
Software	3.2
Professional Services	3.0
IT Services	2.4
Commercial Banks	2.4
Portfolio holdings and allocations are subject to change. Percentages are as of December 30, 2011, and are based on net assets.

Top Ten Common Stock Holdings
Robert Half International, Inc.	1.7%
HollyFrontier Corp.	1.6
Questcor Pharmaceuticals, Inc.	1.5
Old Dominion Freight Line, Inc.	1.4
AES Corp. (The)	1.4
Digital Realty Trust, Inc.	1.2
MSCI, Inc., Cl. A	1.2
PVH Corp.	1.2
KBR, Inc.	1.1
Toll Brothers, Inc.	1.1
Portfolio holdings and allocations are subject to change. Percentages are as of December 30, 2011, and are based on net assets. For more current Top 10 Fund holdings, please visit oppenheimerfunds.com.
7  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

TOP HOLDINGS AND ALLOCATIONS
Sector Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of December 30, 2011, and are based on the total market value of common stocks.
8  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 8/2/99. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
9  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 30, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	July 1, 2011	December 30, 2011	December 30, 2011

Class A	$1,000.00	$904.40	$5.97
Class B	1,000.00	901.10	9.80
Class C	1,000.00	901.20	9.60
Class N	1,000.00	903.30	7.17
Class Y	1,000.00	906.40	4.20

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,018.75	6.33
Class B	1,000.00	1,014.75	10.38
Class C	1,000.00	1,014.95	10.18
Class N	1,000.00	1,017.50	7.59
Class Y	1,000.00	1,020.60	4.46
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended December 30, 2011 are as follows:

Class	Expense Ratios

Class A	1.25%
Class B	2.05
Class C	2.01
Class N	1.50
Class Y	0.88
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

STATEMENT OF INVESTMENTS December 30, 2011* / Unaudited

	Shares	Value

Common Stocks—99.5%
Consumer Discretionary—16.6%
Auto Components—1.0%
Dana Holding Corp.[1] 2,470,160		$30,012,444
Standard Motor
Products, Inc.	84,410	1,692,421

		31,704,865
Distributors—0.7%
Pool Corp.	761,981	22,935,628
Diversified Consumer Services—0.5%
Bridgepoint
Education, Inc.[1]	237,022	5,451,506
Capella Education Co.[1]	21,530	776,157
Coinstar, Inc.[1]	132,704	6,056,611
DeVry, Inc.	21,362	821,583
ITT Educational Services, Inc.[1]	4,949	281,549
Regis Corp.	173,810	2,876,556
Service Corp. International	51,330	546,665

		16,810,627
Hotels, Restaurants & Leisure—2.3%
AFC Enterprises, Inc.[1]	59,260	871,122
Ameristar Casinos, Inc.	288,500	4,988,165
Bob Evans Farms, Inc.	75,918	2,546,290
Brinker International, Inc.	324,350	8,679,606
Cheesecake Factory, Inc. (The)[1]	186,838	5,483,695
Cracker Barrel Old
Country Store, Inc.	206,173	10,393,181
Dunkin’ Brands
Group, Inc.[1]	973,571	24,319,804
Jack in the Box, Inc.[1]	21,150	442,035
Marriott Vacations
Worldwide Corp.[1]	23,700	406,692
P.F. Chang’s China Bistro, Inc.	10,722	331,417
Papa John’s
International, Inc.[1]	201,720	7,600,810
Shuffle Master, Inc.[1]	23,570	276,240
Texas Roadhouse, Inc., Cl. A	271,811	4,049,984
Wyndham Worldwide Corp.	3,471	131,308

		70,520,349
Household Durables—1.4%
American Greetings
Corp., Cl. A	255,185	3,192,364
CSS Industries, Inc.	47,530	946,798
Helen of Troy Ltd.[1]	99,391	3,051,304
Jarden Corp.	119,507	3,570,869
Toll Brothers, Inc.[1]	1,662,960	33,957,643
Universal Electronics, Inc.[1]	1,860	31,378

		44,750,356
Internet & Catalog Retail—0.1%
Expedia, Inc.	34,351	996,866
HSN, Inc.	12,890	467,391
TripAdvisor, Inc.[1]	21,951	553,385

		2,017,642
Leisure Equipment & Products—0.0%
Polaris Industries, Inc.	5,736	321,101
Media—1.6%
Cinemark Holdings, Inc.	139,180	2,573,438
Dish Network Corp., Cl. A 112,818		3,213,057
Global Sources Ltd.[1]	67,690	328,297
IMAX Corp.[1]	1,529,330	28,032,619
Interpublic Group of Cos., Inc. (The)	665,524	6,475,549
Journal Communications, Inc.[1]	215,140	946,616
Sinclair Broadcast Group, Inc., Cl. A	631,517	7,155,088
Valassis Communications, Inc.[1]	70,380	1,353,407

		50,078,071
12  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

	Shares	Value

Multiline Retail—0.8%
Big Lots, Inc.[1]	201,100	$7,593,536
Dillard’s, Inc., Cl. A	194,485	8,728,487
Fred’s, Inc.	91,272	1,330,746
Saks, Inc.[1]	592,128	5,773,248

		23,426,017
Specialty Retail—6.2%
Aaron’s, Inc.	66,656	1,778,382
Advance Auto Parts, Inc.	55,417	3,858,686
AnnTaylor Stores Corp.[1]	234,049	5,799,734
Ascena Retail Group, Inc.[1]	253,169	7,524,183
CarMax, Inc.[1]	717,910	21,881,897
Casual Male Retail Group, Inc.[1]	43,148	147,566
Cato Corp., Cl. A	312,058	7,551,804
Chico’s FAS, Inc.	550,003	6,127,033
Children’s Place Retail Stores, Inc.[1]	463,500	24,621,120
Dick’s Sporting Goods, Inc.	28,160	1,038,541
DSW, Inc., Cl. A	14,769	652,937
Express, Inc.[1]	417,098	8,316,934
Finish Line, Inc.
(The), Cl. A	399,250	7,699,536
Foot Locker, Inc.	369,636	8,812,122
GameStop Corp., Cl. A1	343,590	8,290,827
GNC Holdings, Inc., Cl. A1	16,050	464,648
Group 1 Automotive, Inc.	46,417	2,404,401
hhgregg, Inc.[1]	10,560	152,592
Hibbett Sports, Inc.[1]	9,650	435,987
Men’s Wearhouse, Inc. (The)	220,685	7,152,401
Monro Muffler Brake, Inc.	603,127	23,395,296
Pep Boys-Manny, Moe & Jack	133,946	1,473,406
PetSmart, Inc.	9,260	474,945
Pier 1 Imports, Inc.[1]	414,474	5,773,623
RadioShack Corp.	26,650	258,772
Rent-A-Center, Inc.	57,350	2,121,950
Sally Beauty Holdings, Inc.[1]	308,914	6,527,353
Select Comfort Corp.[1]	298,855	6,482,165
Tractor Supply Co.	176,096	12,353,134
Wet Seal, Inc., Cl. A1	1,333,633	4,347,644
Williams-Sonoma, Inc.	103,891	3,999,804

		191,919,423
Textiles, Apparel & Luxury Goods—2.0%
Fossil, Inc.[1]	312,293	24,783,572
Iconix Brand Group, Inc.[1]	18,543	302,065
PVH Corp.	513,207	36,175,961

		61,261,598
Consumer Staples—2.6%
Beverages—0.2%
Constellation Brands, Inc., Cl. A1	308,270	6,371,941
Cott Corp.[1]	23,430	146,672
Dr. Pepper Snapple Group, Inc.	3,960	156,341

		6,674,954
Food & Staples Retailing—0.5%
Casey’s General Stores, Inc.	125,310	6,454,718
Ruddick Corp.	79,408	3,385,957
Spartan Stores, Inc.	111,870	2,069,595
Susser Holdings Corp.[1]	26,905	608,591
Weis Markets, Inc.	27,800	1,110,332

		13,629,193
Food Products—1.0%
Darling International, Inc.[1]	177,065	2,353,194
Hormel Foods Corp.	4,987	146,069
Smithfield Foods, Inc.[1]	12,600	305,928
TreeHouse Foods, Inc.[1]	317,820	20,779,072
Tyson Foods, Inc., Cl. A	391,910	8,089,022

		31,673,285
13  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Household Products—0.5%
Church & Dwight Co., Inc.	361,960	$16,563,290
Personal Products—0.3%
Elizabeth Arden, Inc.[1]	18,436	682,869
Medifast, Inc.[1]	237,952	3,264,701
Prestige Brands Holdings, Inc.[1]	123,613	1,393,119
USANA Health Sciences, Inc.[1]	115,356	3,503,362

		8,844,051
Tobacco—0.1%
Universal Corp.	72,474	3,330,905
Energy—6.8%
Energy Equipment & Services—1.6%
Bolt Technology Corp.	88,789	1,015,746
Helix Energy Solutions Group, Inc.[1]	347,180	5,485,444
Helmerich & Payne, Inc.	20,890	1,219,140
ION Geophysical Corp.[1]	265,905	1,629,998
Matrix Service Co.[1]	122,686	1,158,156
Nabors Industries Ltd.[1]	55,950	970,173
Newpark Resources, Inc.[1]	989,213	9,397,524
Parker Drilling Co.[1]	609,835	4,372,517
Patterson-UTI Energy, Inc.	198,473	3,965,491
Pioneer Drilling Co.[1]	216,980	2,100,366
Precision Drilling Corp.[1]	558,114	5,726,250
RPC, Inc.	331,671	6,052,996
Superior Energy Services, Inc.[1]	192,474	5,473,961
Tesco Corp.[1]	157,023	1,984,771

		50,552,533
Oil, Gas & Consumable Fuels—5.2%
CVR Energy, Inc.[1]	374,865	7,021,221
Delek US Holdings, Inc.	56,865	648,830
Energy Partners Ltd.[1]	47,272	690,171
Energy XXI (Bermuda) Ltd.[1]	369,960	11,794,325
Gran Tierra Energy, Inc.[1]	31,640	151,872
HollyFrontier Corp.	2,068,854	48,411,170
Kosmos Energy Ltd.[1]	985,360	12,080,514
MarkWest Energy
Partners LP	418,900	23,064,634
PAA Natural Gas Storage LP	906,791	17,002,331
Petrobras Argentina SA, ADR	146,600	1,850,092
Stone Energy Corp.[1]	231,344	6,102,855
Tesoro Corp.[1]	319,451	7,462,375
Ultrapar Participacoes SA, Sponsored ADR	285,139	4,904,391
VAALCO Energy, Inc.[1]	854,256	5,159,706
W&T Offshore, Inc.	336,780	7,143,104
Warren Resources, Inc.[1]	430,495	1,403,414
Western Refining, Inc.[1]	468,396	6,224,983

		161,115,988
Financials—20.9%
Capital Markets—1.0%
Apollo Global
Management LLC	526,578	6,534,833
Federated Investors, Inc., Cl. B	385,091	5,834,129
Financial Engines, Inc.[1]	183,990	4,108,497
KBW, Inc.	854,570	12,972,373
Knight Capital Group, Inc., Cl. A1	102,929	1,216,621

		30,666,453
Commercial Banks—2.4%
BBVA Banco Frances SA, ADR	291,799	1,421,061
CapitalSource, Inc.	4,654,612	31,185,900
Cardinal Financial Corp.	6,043	64,902
Century Bancorp, Inc., Cl. A	42,780	1,208,107
Columbia Banking System, Inc.	16,857	324,834
First Horizon National Corp.	48,553	388,424
14  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

	Shares	Value

Commercial Banks Continued
First Midwest
Bancorp, Inc.	1,088,133	$11,022,787
FirstMerit Corp.	1,277,370	19,326,608
Fulton Financial Corp.	377,053	3,698,890
Grupo Financiero Galicia SA, ADR	461,249	2,735,207
National Bankshares, Inc.	32,944	919,796
Republic Bancorp, Inc., Cl. A	42,416	971,326
State Bank Financial Corp.[1]	8,067	121,892
Washington Banking Co.	45,025	536,248

		73,925,982
Consumer Finance—0.3%
Advance America Cash Advance Centers, Inc.	413,102	3,697,263
EZCORP, Inc., Cl. A1	78,352	2,066,142
First Cash Financial
Services, Inc.[1]	8,176	286,896
World Acceptance Corp.[1]	64,513	4,741,706

		10,792,007
Diversified Financial Services—2.1%
Encore Capital Group, Inc.[1]	117,560	2,499,326
Life Partners Holdings, Inc.	190,733	1,232,135
Moody’s Corp.	750,640	25,281,555
MSCI, Inc., Cl. A1	1,111,750	36,609,928
NASDAQ OMX Group, Inc. (The)[1]	43,000	1,053,930

		66,676,874
Insurance—5.1%
Alterra Capital Holdings Ltd.	415,490	9,818,029
American Equity Investment Life Holding Co.	531,474	5,527,330
American Financial Group, Inc.	238,488	8,797,822
American Safety Insurance Holdings Ltd.[1]	68,901	1,498,597
AmTrust Financial Services, Inc.	330,054	7,838,783
Arch Capital Group Ltd.[1]	320,081	11,916,616
Assured Guaranty Ltd.	42,930	564,100
Brown & Brown, Inc.	997,920	22,582,930
CNO Financial Group, Inc.[1]	759,196	4,790,527
FBL Financial Group, Inc., Cl. A	91,308	3,106,298
Fidelity National Financial, Inc., Cl. A	584,182	9,306,019
Global Indemnity plc[1]	18,961	375,997
HCC Insurance
Holdings, Inc.	266,780	7,336,450
Horace Mann Educators Corp.	272,481	3,735,715
Maiden Holdings Ltd.	413,111	3,618,852
Meadowbrook Insurance Group, Inc.	476,030	5,084,000
National Financial Partners Corp.[1]	69,580	940,722
National Interstate Corp.	47,729	1,177,474
National Western Life Insurance Co., Cl. A	9,010	1,226,802
Primerica, Inc.	402,763	9,360,212
Principal Financial Group, Inc. (The)	86,431	2,126,203
ProAssurance Corp.	70	5,587
Protective Life Corp.	296,828	6,696,440
Reinsurance Group of America, Inc.	138,561	7,239,812
RLI Corp.	6,180	450,275
StanCorp Financial Group, Inc.	7,270	267,173
Symetra Financial Corp.	640,898	5,812,945
Torchmark Corp.	129,351	5,612,540
Tower Group, Inc.	262,726	5,299,183
Universal Insurance Holdings, Inc.	80,412	287,875
Unum Group	254,373	5,359,639

		157,760,947
15  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Real Estate Investment Trusts—9.5%
American Campus
Communities, Inc.	205,676	$8,630,165
Associated Estates Realty Corp.	289,172	4,612,293
BioMed Realty Trust, Inc.	284,320	5,140,506
BRE Properties, Inc., Cl. A	187,730	9,476,610
Camden Property Trust	28,056	1,746,205
Chatham Lodging Trust	542,370	5,846,749
Colonial Properties Trust	17,316	361,212
CubeSmart	711,948	7,575,127
CYS Investments, Inc.	989,580	13,003,081
DDR Corp.	5,147	62,639
Digital Realty Trust, Inc.	565,686	37,714,286
Douglas Emmett, Inc.	142,010	2,590,262
EastGroup Properties, Inc.	148,312	6,448,606
Equity Lifestyle Properties, Inc.	121,332	8,091,631
Essex Property Trust, Inc.	58,785	8,259,880
Extra Space Storage, Inc.	373,901	9,059,621
Federal Realty Investment Trust	70,880	6,432,360
Glimcher Realty Trust	373,259	3,433,983
Hatteras Financial Corp.	811,800	21,407,166
Highwoods Properties, Inc.	3,490	103,548
Home Properties of New York, Inc.	152,911	8,803,086
Hospitality Properties Trust	267,732	6,152,481
Kilroy Realty Corp.	12,311	468,680
LaSalle Hotel Properties	1,219,602	29,526,564
LTC Properties, Inc.	90,993	2,808,044
Mid-America Apartment Communities, Inc.	367,878	23,010,769
National Retail Properties, Inc.	219,211	5,782,786
Post Properties, Inc.	142,811	6,243,697
PS Business Parks, Inc.	8,120	450,092
Realty Income Corp.	88,474	3,093,051
Sovran Self Storage, Inc.	111,173	$4,743,752
Starwood Property
Trust, Inc.	1,102,595	20,409,033
Sun Communities, Inc.	141,938	5,184,995
Tanger Factory Outlet Centers, Inc.	321,782	9,434,648
Taubman Centers, Inc.	138,570	8,605,197
Universal Health Realty Income Trust	27,873	1,087,047
Weingarten Realty Investors	2,936	64,064

		295,863,916
Real Estate Management & Development—0.0%
MI Developments, Inc.	32,932	1,053,165
Thrifts & Mortgage Finance—0.5%
BankUnited, Inc.	566,880	12,465,691
Dime Community Bancshares, Inc.	14,284	179,978
First Defiance Financial Corp.	111,040	1,620,074
Flushing Financial Corp.	12,710	160,527
OceanFirst Financial Corp.	45,770	598,214
Ocwen Financial Corp.[1]	140	2,027
Walker & Dunlop, Inc.[1]	55,245	693,877

		15,720,388
Health Care—10.0%
Biotechnology—1.5%
Aveo Pharmaceuticals, Inc.[1]	318,190	5,472,868
Halozyme Therapeutics, Inc.[1]	1,222,541	11,626,365
Indevus Pharmaceuticals, Inc.[1]	14,100	141
16  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

	Shares	Value

Biotechnology Continued
Inhibitex, Inc.[1]	485,200	$5,308,088
Medivation, Inc.[1]	128,140	5,908,535
Myriad Genetics, Inc.[1]	332,620	6,965,063
PDL BioPharma, Inc.	1,481,021	9,182,330
United Therapeutics Corp.[1]	17,269	815,960

		45,279,350
Health Care Equipment & Supplies—1.6%
Bard (C.R.), Inc.	32,850	2,808,675
Cantel Medical Corp.	22,100	617,253
ConMed Corp.[1]	51,002	1,309,221
Dexcom, Inc.[1]	1,225,233	11,406,919
Greatbatch, Inc.[1]	723,879	15,997,726
ICU Medical, Inc.[1]	18,906	850,770
IDEXX Laboratories, Inc.[1]	4,594	353,554
Invacare Corp.	2,216	33,883
Orthofix International NV1	197,260	6,949,470
ResMed, Inc.[1]	206,972	5,257,089
RTI Biologics, Inc.[1]	19,550	86,802
Vascular Solutions, Inc.[1]	1,992	22,171
Wright Medical Group, Inc.[1]	94,857	1,565,141
Young Innovations, Inc.	37,150	1,100,755

		48,359,429
Health Care Providers & Services—3.8%
AmSurg Corp.[1]	213,464	5,558,603
Assisted Living Concepts, Inc.	16,007	238,344
Bio-Reference Laboratories, Inc.[1]	95,674	1,556,616
Brookdale Senior
Living, Inc.[1]	46,087	801,453
Centene Corp.[1]	227,039	8,988,474
Chemed Corp.	92,196	4,721,357
DaVita, Inc.[1]	11,740	890,009
Ensign Group, Inc. (The)	192,032	4,704,784
ExamWorks Group, Inc.[1]	57,310	543,299
Health Management Associates, Inc., Cl. A1	707,547	5,214,621
HealthSouth Corp.[1]	1,112,990	19,666,533
HMS Holdings Corp.[1]	542,770	17,357,785
Laboratory Corp. of America Holdings[1]	7,180	617,265
LifePoint Hospitals, Inc.[1]	177,691	6,601,221
Lincare Holdings, Inc.	288,987	7,429,856
Magellan Health Services, Inc.[1]	6,193	306,368
MedQuist Holdings, Inc.[1]	226,190	2,175,948
Metropolitan Health Networks, Inc.[1]	453,530	3,387,869
Molina Healthcare, Inc.[1]	96,079	2,145,444
Patterson Cos., Inc.	177,844	5,249,955
PSS World Medical, Inc.[1]	278,447	6,735,633
Schein (Henry), Inc.[1]	6,900	444,567
Select Medical Holdings Corp.[1]	388,422	3,293,819
Triple-S Management Corp., Cl. B1	80,156	1,604,723
17  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Health Care Providers & Services Continued
U.S. Physical Therapy, Inc.	134,859	$2,654,025
Universal Health Services, Inc., Cl. B	164,786	6,403,584

		119,292,155
Health Care Technology—0.1%
Allscripts Healthcare Solutions, Inc.[1]	25,100	475,394
HealthStream, Inc.[1]	30,415	561,157
MedAssets, Inc.[1]	46,670	431,698
Transcend Services, Inc.[1]	66,378	1,575,150

		3,043,399
Life Sciences Tools & Services—0.8%
Cambrex Corp.[1]	366,410	2,630,824
eResearch Technology, Inc.[1]	65,343	306,459
Harvard Bioscience, Inc.[1]	233,210	902,523
PerkinElmer, Inc.	17,350	347,000
Waters Corp.[1]	298,000	22,066,900

		26,253,706
Pharmaceuticals—2.2%
Hi-Tech Pharmacal Co., Inc.[1]	165,388	6,431,939
Medicines Co.
(The)[1]	502,840	9,372,938
Obagi Medical Products, Inc.[1]	96,929	984,799
Questcor Pharmaceuticals, Inc.[1]	1,127,860	46,896,419
Warner Chilcott plc, Cl. A1	426,033	6,445,879

		70,131,974
Industrials—16.2%
Aerospace & Defense—1.6%
B/E Aerospace, Inc.[1]	708,584	27,429,287
Ceradyne, Inc.[1]	36,898	988,128
Cubic Corp.	46,561	2,029,594
Curtiss-Wright Corp.	177,102	6,257,014
Exelis, Inc.	502,629	4,548,792
LMI Aerospace, Inc.[1]	54,520	956,826
Moog, Inc., Cl. A1	47,170	2,072,178
Orbital Sciences Corp.[1]	340,968	4,954,265

		49,236,084
Air Freight & Logistics—0.5%
Hub Group, Inc., Cl. A1	509,000	16,506,870
Park-Ohio Holdings Corp.[1]	25,190	449,390

		16,956,260
Airlines—0.3%
Alaska Air Group, Inc.[1]	114,700	8,612,823
Spirit Airlines, Inc.[1]	7,025	109,590

		8,722,413
Commercial Services & Supplies—2.2%
Acco Brands Corp.[1]	13,500	130,275
Brink’s Co. (The)	53,896	1,448,724
Cintas Corp.	84,185	2,930,480
Consolidated Graphics, Inc.[1]	81,192	3,919,950
Corrections Corp. of America[1]	268,425	5,467,817
Deluxe Corp.	365,295	8,314,114
Intersections, Inc.	74,569	826,970
KAR Auction Services, Inc.[1]	329,208	4,444,308
Knoll, Inc.	432,703	6,425,640
Miller (Herman), Inc.	306,727	5,659,113
18  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

	Shares	Value

Commercial Services & Supplies Continued
Multi-Color Corp.	30,528	$785,485
Quad Graphics, Inc.	33,520	480,677
R.R. Donnelley & Sons Co.	115,380	1,664,933
Steelcase, Inc., Cl. A	523,047	3,901,931
Sykes Enterprises, Inc.[1]	323,539	5,066,621
Tetra Tech, Inc.[1]	297,672	6,426,738
United Stationers, Inc.	20,530	668,457
Waste Connections, Inc.	321,180	10,643,905

		69,206,138
Construction & Engineering—2.1%
Aecom Technology
Corp.[1]	780,542	16,055,749
Chicago Bridge & Iron Co. NV	94,004	3,553,351
EMCOR Group, Inc.	47,300	1,268,113
KBR, Inc.	1,242,361	34,624,601
Primoris Services Corp.	248,336	3,707,656
URS Corp.[1]	197,872	6,949,265

		66,158,735
Electrical Equipment—1.7%
Belden, Inc.	134,735	4,483,981
Brady Corp., Cl. A	63,810	2,014,482
EnerSys, Inc.[1]	30,646	795,877
Generac Holdings, Inc.[1]	425,060	11,914,432
General Cable Corp.[1]	574,980	14,380,250
Regal-Beloit Corp.	349,770	17,827,777

		51,416,799
Industrial Conglomerates—0.0%
Standex International Corp.	39,280	1,342,198
Machinery—2.2%
Actuant Corp., Cl. A	263,673	5,982,740
AGCO Corp.[1]	141,110	6,063,497
Albany International Corp., Cl. A	136,804	3,162,908
Barnes Group, Inc.	102,773	2,477,857
Blount International, Inc.[1]	240,244	3,488,343
Briggs & Stratton Corp.	93,448	1,447,510
Douglas Dynamics, Inc.	79,565	1,163,240
Duoyuan Global Water, Inc., ADR[1]	78,060	75,718
Freightcar America, Inc.[1]	342,370	7,172,652
Gardner Denver, Inc.	4,628	356,634
John Bean Technologies Corp.	35,183	540,763
Kadant, Inc.[1]	116,013	2,623,054
Kennametal, Inc.	151,354	5,527,448
Lincoln Electric Holdings, Inc.	12,690	496,433
Miller Industries, Inc.	66,000	1,038,180
Navistar International Corp.[1]	75,321	2,853,159
Sauer-Danfoss, Inc.[1]	110,141	3,988,206
TriMas Corp.[1]	186,236	3,342,936
Wabtec Corp.	214,370	14,995,182
Xylem, Inc.	19,870	510,460

		67,306,920
Professional Services—3.0%
CBIZ, Inc.[1]	572,954	3,500,749
Dun & Bradstreet Corp.	5,080	380,136
GP Strategies Corp.[1]	128,235	1,728,608
ICF International, Inc.[1]	120,737	2,991,863
19  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Professional Services Continued
Insperity, Inc.	50,963	$1,291,912
Kelly Services, Inc., Cl. A	127,337	1,741,970
Kforce, Inc.[1]	6,212	76,594
Korn-Ferry International[1]	1,311,935	22,381,611
Navigant Consulting, Inc.[1]	13,990	159,626
On Assignment, Inc.[1]	82,465	921,959
Robert Half International, Inc.	1,866,080	53,108,637
Towers Watson & Co., Cl. A	52,880	3,169,098
TrueBlue, Inc.[1]	143,496	1,991,724

		93,444,487
Road & Rail—2.1%
Genesee & Wyoming, Inc., Cl. A1	254,570	15,421,851
Knight Transportation, Inc.	281,655	4,405,084
Old Dominion Freight Line, Inc.[1]	1,085,409	43,991,627
RailAmerica, Inc.[1]	30,740	457,719
Werner Enterprises, Inc.	75,574	1,821,333

		66,097,614
Trading Companies & Distributors—0.5%
Applied Industrial Technologies, Inc.	265,840	9,349,593
Beacon Roofing Supply, Inc.[1]	91,240	1,845,785
Interline Brands, Inc.[1]	241,709	3,763,409

		14,958,787
Transportation Infrastructure—0.0%
Wesco Aircraft Holdings, Inc.[1]	29,900	418,301
Information Technology—15.7%
Communications Equipment—1.8%
Aruba Networks, Inc.[1]	1,320,410	24,453,993
Brocade Communications Systems, Inc.[1]	359,110	1,863,781
Finisar Corp.[1]	1,283,840	21,497,901
Ituran Location & Control Ltd.	80,671	1,102,773
Plantronics, Inc.	162,105	5,777,422
Riverbed Technology, Inc.[1]	28,371	666,719

		55,362,589
Computers & Peripherals—1.6%
Cray, Inc.[1]	116,020	750,649
Electronics for Imaging, Inc.[1]	317,517	4,524,617
Lexmark International, Inc., Cl. A	13,750	454,713
QLogic Corp.[1]	514,764	7,721,460
STEC, Inc.[1]	71,496	614,151
Synaptics, Inc.[1]	289,278	8,721,732
Western Digital Corp.[1]	906,700	28,062,365

		50,849,687
Electronic Equipment & Instruments—1.3%
Avnet, Inc.[1]	25,367	788,660
AVX Corp.	387,502	4,944,526
Brightpoint, Inc.[1]	318,505	3,427,114
Daktronics, Inc.	104,190	997,098
DDi Corp.	187,729	1,751,512
Electro Scientific Industries, Inc.[1]	76,676	1,110,268
Elster Group SE, ADR[1]	81,468	1,059,084
Flextronics International Ltd.[1]	225,233	1,274,819
Itron, Inc.1	9,075	324,613
20  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

	Shares	Value

Electronic Equipment & Instruments Continued
Jabil Circuit, Inc.	294,990	$5,799,503
Littlefuse, Inc.	55,260	2,375,075
Molex, Inc.	254,806	6,079,671
Newport Corp.[1]	216,453	2,945,925
Tech Data Corp.[1]	14,800	731,268
TTM Technologies, Inc.[1]	145,711	1,596,993
Vishay Intertechnology, Inc.[1]	540,480	4,858,915
X-Rite, Inc.[1]	108,699	504,363
Zygo Corp.[1]	14,026	247,559

		40,816,966
Internet Software & Services—0.9%
Ancestry.com, Inc.[1]	14,731	338,224
AOL, Inc.[1]	48,375	730,463
Demand Media, Inc.[1]	92,560	615,524
Digital River, Inc.[1]	33,648	505,393
j2 Global, Inc.	459,208	12,922,113
Monster Worldwide, Inc.[1]	37,010	293,489
OpenTable, Inc.[1]	10,860	424,952
QuinStreet, Inc.[1]	89,523	837,935
United Online, Inc.	398,527	2,167,987
ValueClick, Inc.[1]	472,251	7,692,969
WebMD Health Corp., Cl. A1	21,446	805,297

		27,334,346
IT Services—2.4%
Acxiom Corp.[1]	423,710	5,173,499
Alliance Data Systems Corp.[1]	3,450	358,248
Amdocs Ltd.[1]	153,700	4,385,061
Booz Allen Hamilton
Holding Corp.[1]	107,798	1,859,516
Broadridge Financial Solutions, Inc.	139,661	3,149,356
CACI International, Inc., Cl. A1	329,224	18,410,206
CGI Group, Inc., Cl. A1	301,000	5,673,850
Convergys Corp.[1]	228,982	2,924,100
CSG Systems International, Inc.[1]	241,660	3,554,819
Euronet Worldwide, Inc.[1]	153,859	2,843,314
FleetCor Technologies, Inc.[1]	24,663	736,684
Genpact Ltd.[1]	155,456	2,324,067
Global Payments, Inc.	15,752	746,330
Henry (Jack) & Associates, Inc.	23,446	788,020
ManTech International Corp.	187,450	5,855,938
Maximus, Inc.	20,877	863,264
NeuStar, Inc.,
Cl. A1	230,410	7,873,110
SAIC, Inc.[1]	504,750	6,203,378
ServiceSource International, Inc.[1]	29,900	469,131
Total System Services, Inc.	70,042	1,370,022
VeriFone Systems, Inc.[1]	12,220	434,054

		75,995,967
Semiconductors & Semiconductor
Equipment—4.5%
ASM International NV	72,935	2,128,243
Atmel Corp.[1]	174,830	1,416,123
ATMI, Inc.[1]	141,069	2,825,612
Brooks Automation, Inc.	640,807	6,581,088
21  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Semiconductors & Semiconductor
Equipment Continued
Cabot Microelectronics Corp.[1]	9,400	$444,150
Cavuim, Inc.[1]	664,550	18,893,157
Cypress Semiconductor Corp.	320,696	5,416,555
Entegris, Inc.[1]	550,642	4,804,351
Entropic Communications, Inc.[1]	536,630	2,742,179
Fairchild Semiconductor International, Inc., Cl. A1	93,373	1,124,211
GT Advanced Technologies, Inc.[1]	788,785	5,710,803
IXYS Corp.[1]	122,986	1,331,938
KLA-Tencor Corp.	6,897	332,780
Kulicke & Soffa Industries, Inc.[1]	459,259	4,248,146
Lattice Semiconductor Corp.[1]	1,202,782	7,144,525
LSI Corp.[1]	941,266	5,600,533
Magnachip Semiconductor Corp., Depositary Shares[1]	25,860	193,433
Micrel, Inc.	189,529	1,916,138
Nanometrics, Inc.[1]	362,539	6,677,968
OmniVision Technologies, Inc.[1]	73,250	896,214
Photronics, Inc.[1]	363,675	2,211,144
Rudolph Technologies, Inc.[1]	130,715	1,210,421
Semtech Corp.[1]	1,288,127	31,971,312
Skyworks Solutions, Inc.[1]	1,490,820	24,181,100

		140,002,124
Software—3.2%
BMC Software, Inc.[1]	26,680	874,570
Cadence Design Systems, Inc.[1]	647,165	6,730,516
Ebix, Inc.	28,330	626,093
FactSet Research Systems, Inc.	142,069	12,399,782
Fair Isaac Corp.	13,540	485,274
Fortinet, Inc.[1]	665,070	14,505,177
Informatica Corp.[1]	7,868	290,565
JDA Software Group, Inc.[1]	166,385	5,389,210
Manhattan Associates, Inc.[1]	8,598	348,047
Monotype Imaging Holdings, Inc.[1]	107,008	1,668,255
NetScout Systems, Inc.[1]	53,215	936,584
Progress Software Corp.[1]	340	6,579
Solarwinds, Inc.[1]	472,080	13,194,636
Synopsys, Inc.[1]	201,155	5,471,416
TIBCO Software, Inc.[1]	1,272,750	30,431,453
Websense, Inc.[1]	338,064	6,331,939

		99,690,096
Materials—5.7%
Chemicals—2.1%
American Vanguard Corp.	95,937	1,279,800
Chemtura Corp.[1]	29,944	339,565
Cytec Industries, Inc.	515,161	23,001,939
Ferro Corp.[1]	774,320	3,786,425
Fuller (H.B.) Co.	265,943	6,145,943
Huntsman Corp.	58,634	586,340
Innospec, Inc.[1]	14,594	409,654
Koppers Holdings, Inc.	83,595	2,872,324
Kronos Worldwide, Inc.	159,712	2,881,204
22  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

	Shares	Value

Chemicals Continued
LSB Industries, Inc.[1]	99,912	$2,800,533
Methanex Corp.	45,620	1,041,048
Olin Corp.	307,812	6,048,506
PolyOne Corp.	369,250	4,264,838
Schulman (A.), Inc.	80,995	1,715,474
Tredegar Corp.	121,328	2,695,908
Valspar Corp. (The)	70,270	2,738,422
Westlake Chemical Corp.	72,984	2,936,876

		65,544,799
Containers & Packaging—1.5%
Boise, Inc.	780,670	5,558,370
Graphic Packaging Holding Co.[1]	925,594	3,943,030
Myers Industries, Inc.	83,647	1,032,204
Packaging Corp. of America	1,133,260	28,603,482
Sealed Air Corp.	347,857	5,986,619
Silgan Holdings, Inc.	31,843	1,230,414

		46,354,119
Metals & Mining—1.5%
Century Aluminum Co.[1]	1,416,314	12,052,832
Compass Minerals International, Inc.	230,500	15,869,925
Nevsun Resources Ltd.	52,200	288,666
Noranda Aluminum Holding Corp.	86,130	710,573
Pan American Silver Corp.	171,650	3,743,687
Steel Dynamics, Inc.	462,482	6,081,638
Worthington Industries, Inc.	405,603	6,643,777

		45,391,098
Paper & Forest Products—0.6%
Buckeye Technologies, Inc.	320,884	10,730,361
Glatfelter	433,083	6,115,132
KapStone Paper & Packing Corp.[1]	63,721	$1,002,969
Mercer International, Inc.[1]	132,834	810,287

		18,658,749
Telecommunication Services—0.9%
Diversified Telecommunication Services—0.6%
AboveNet, Inc.[1]	6,710	436,217
Brasil Telecom
SA, ADR	131,941	2,347,230
Cincinnati Bell, Inc.[1]	290,964	881,621
Nortel Inversora SA, Sponsored ADR[1]	64,600	1,497,428
Telecom Argentina SA, Sponsored ADR	311,941	5,577,505
Telecom Corp. of New Zealand Ltd., Sponsored ADR	540,103	4,315,423
Vonage Holdings Corp.[1]	1,892,910	4,637,630

		19,693,054
Wireless Telecommunication Services—0.3%
Cellcom Israel Ltd.	152,686	2,580,393
Partner Communications Co. Ltd., Sponsored ADR	66,083	584,174
Telephone & Data Systems, Inc.	11,080	286,861
USA Mobility, Inc.	365,966	5,075,948

		8,527,376
Utilities—4.1%
Electric Utilities—0.9%
Cleco Corp.	7,770	296,037
Companhia Energetica de Minas Gerais, Sponsored AD R	367,112	6,530,922
Companhia Paranaense de Energia-Copel, Sponsored A DR	333,201	6,990,557
El Paso Electric Co.	29,150	1,009,756
23  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Electric Utilities Continued
Empire District Electric Co.	151	$3,185
NV Energy, Inc.	233,085	3,810,940
Portland General Electric Co.	334,798	8,467,041
UniSource Energy Corp.	7,076	261,246

		27,369,684

Energy Traders—1.4%
AES Corp. (The)[1]	3,691,086	43,702,458

Gas Utilities—0.1%
Atmos Energy Corp.	98,421	3,282,340
Laclede Group, Inc. (The)	820	33,185

		3,315,525

Multi-Utilities—1.2%
Avista Corp.	124,143	3,196,682
CenterPoint Energy, Inc.	258,276	5,188,765
CMS Energy Corp.	396,310	8,750,525
NorthWestern Corp.	181,439	6,493,702
Teco Energy, Inc.	490,000	9,378,600
Vectren Corp.	143,215	4,329,389

		37,337,663
Water Utilities—0.5%
Aqua America, Inc.	678,080	$14,951,664

Total Common Stocks (Cost $2,766,813,038)		3,099,112,321
Investment Companies—1.2%
BlackRock Kelso Capital Corp.	12,099	98,728
Oppenheimer Institutional Money Market Fund, Cl. E, 0.20%[2,3]	38,817,991	38,817,991
Prospect Capital Corp.	79,954	742,773

Total Investment Companies (Cost $39,637,645)		39,659,492
Total Investments, at Value (Cost $2,806,450,683)	100.7%	3,138,771,813
Liabilities in Excess of Other Assets	(0.7)	(23,338,906)

Net Assets	100.0%	$3,115,432,907

Footnotes to Statement of Investments

*	December 30, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

1.	Non-income producing security.

2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended
December 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	June 30, 2011	Additions	Reductions	December 30, 2011

Oppenheimer Institutional Money Market Fund, Cl. E	37,550,807	379,875,791	378,608,607	38,817,991

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$38,817,991	$23,099
3. Rate shown is the 7-day yield as of December 30, 2011.
24  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of December 30, 2011 based on valuation input level:

		Level 2–
		Other	Level 3–
	Level 1–	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$515,745,677	$—	$—	$515,745,677
Consumer Staples	80,715,678	—	—	80,715,678
Energy	211,668,521	—	—	211,668,521
Financials	652,459,732	—	—	652,459,732
Health Care	312,359,872	—	141	312,360,013
Industrials	505,189,018	—	75,718	505,264,736
Information Technology	490,051,775	—	—	490,051,775
Materials	175,948,765	—	—	175,948,765
Telecommunication Services	28,220,430	—	—	28,220,430
Utilities	126,676,994	—	—	126,676,994
Investment Companies	39,659,492	—	—	39,659,492

Total Assets	$3,138,695,954	$—	$75,859	$3,138,771,813

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
25  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
December 30, 20111

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $2,767,632,692)	$3,099,953,822
Affiliated companies (cost $38,817,991)	38,817,991

3,138,771,813
Cash	6,983
Receivables and other assets:
Investments sold	33,210,462
Dividends	3,838,800
Other	82,654

Total assets	3,175,910,712

Liabilities
Payables and other liabilities:
Investments purchased	39,570,899
Shares of beneficial interest redeemed	19,136,903
Transfer and shareholder servicing agent fees	857,991
Distribution and service plan fees	478,010
Shareholder communications	308,807
Trustees’ compensation	75,891
Other	49,304

Total liabilities	60,477,805

Net Assets	$3,115,432,907

Composition of Net Assets
Par value of shares of beneficial interest	$157,459
Additional paid-in capital	3,635,400,988
Accumulated net investment income	287,687
Accumulated net realized loss on investments and foreign currency transactions	(852,734,357)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	332,321,130

Net Assets	$3,115,432,907

26  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,623,557,414 and 81,833,535 shares of beneficial interest outstanding)	$19.84
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$21.05
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $74,696,601 and 4,203,711 shares of beneficial interest outstanding)	$17.77
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $314,450,309 and 17,584,789 shares of beneficial interest outstanding)	$17.88
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $221,310,246 and 11,502,192 shares of beneficial interest outstanding)	$19.24
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $881,418,337 and 42,334,466 shares of beneficial interest outstanding)	$20.82

1.	December 30, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
27  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended December 30, 20111

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $81,953)	$17,263,361
Affiliated companies	23,099
Interest	632
Other income	51,270

Total investment income	17,338,362

Expenses
Management fees	10,153,300
Distribution and service plan fees:
Class A	2,087,325
Class B	392,136
Class C	1,622,947
Class N	575,895
Transfer and shareholder servicing agent fees:
Class A	3,062,320
Class B	279,154
Class C	583,920
Class N	508,583
Class Y	1,022,896
Shareholder communications:
Class A	109,273
Class B	26,668
Class C	25,550
Class N	15,348
Class Y	65,728
Trustees’ compensation	65,862
Custodian fees and expenses	8,012
Administration service fees	750
Other	117,401

Total expenses	20,723,068
Less waivers and reimbursements of expenses	(390,602)

Net expenses	20,332,466

Net Investment Loss	(2,994,104)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	90,830,109
Foreign currency transactions	(55)

Net realized gain	90,830,054
Net change in unrealized appreciation/depreciation on:
Investments	(456,925,300)
Translation of assets and liabilities denominated in foreign currencies	(17)

Net change in unrealized appreciation/depreciation	(456,925,317)
Net Decrease in Net Assets Resulting from Operations	$(369,089,367)

1.	December 30, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
28 | OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	December 30, 2011[1]	June 30,
	(Unaudited)	2011
Operations
Net investment income (loss)	$(2,994,104)	$10,291,364
Net realized gain	90,830,054	631,281,160
Net change in unrealized appreciation/depreciation	(456,925,317)	454,799,404

Net increase (decrease) in net assets resulting from operations	(369,089,367)	1,096,371,928

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(3,870,482)	—
Class B	—	—
Class C	—	—
Class N	—	—
Class Y	(5,475,891)	(3,607,957)

	(9,346,373)	(3,607,957)

Beneficial Interest Transactions
Net decrease in net assets resulting from beneficial
interest transactions:
Class A	(200,984,181)	(415,952,822)
Class B	(18,705,949)	(35,467,205)
Class C	(30,835,082)	(49,534,757)
Class N	(25,270,163)	(46,774,982)
Class Y	(76,652,451)	(55,353,322)

	(352,447,826)	(603,083,088)

Net Assets
Total increase (decrease)	(730,883,566)	489,680,883
Beginning of period	3,846,316,473	3,356,635,590

End of period (including accumulated net investment income of $8,303,760 and $12,628,164, respectively)	$3,115,432,907	$3,846,316,473

1.	December 30, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.
See accompanying Notes to Financial Statements.
29  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	December 30, 2011[1]				Year Ended June 30,
Class A	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$21.99	$16.33	$13.70	$17.87	$24.25	$22.27

Income (loss) from investment operations:
Net investment income (loss)[2]	(.02)	.05	.02	.08	(.04)	.08
Net realized and unrealized gain (loss)	(2.08)	5.61	2.64	(4.22)	(4.28)	3.45

Total from investment operations	(2.10)	5.66	2.66	(4.14)	(4.32)	3.53

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.05)	—	(.03)	—	(.05)	—
Distributions from net realized gain	—	—	—	(.03)	(2.00)	(1.55)
Tax return of capital distribution	—	—	—	—	(.01)	—

Total dividends and/or distributions to shareholders	(.05)	—	(.03)	(.03)	(2.06)	(1.55)

Net asset value, end of period	$19.84	$21.99	$16.33	$13.70	$17.87	$24.25

Total Return, at Net Asset Value[3]	(9.56)%	34.66%	19.45%	(23.14)%	(18.66)%	16.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,623,558	$2,026,656	$1,849,907	$1,804,702	$3,304,735	$3,766,574

Average net assets (in thousands)	$1,689,037	$2,016,616	$1,988,573	$2,231,028	$3,576,817	$3,086,495

Ratios to average net assets:[4]
Net investment income (loss)	(0.17)%	0.28%	0.13%	0.58%	(0.17)%	0.35%
Total expenses[5]	1.26%	1.25%	1.31%	1.38%	1.19%	1.12%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.25%	1.24%	1.25%	1.22%	1.19%	1.12%

Portfolio turnover rate	42%	86%	101%	95%	134%	114%

1.	December 30, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 30, 2011	1.26%
Year Ended June 30, 2011	1.25%
Year Ended June 30, 2010	1.31%
Year Ended June 30, 2009	1.38%
Year Ended June 30, 2008	1.19%
Year Ended June 30, 2007	1.12%
See accompanying Notes to Financial Statements.
30  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

	Six Months
	Ended
	December 30, 2011[1]				Year Ended June 30,
Class B	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$19.72	$14.77	$12.46	$16.39	$22.53	$20.94

Income (loss) from investment operations:
Net investment loss[2]	(.08)	(.09)	(.10)	(.03)	(.17)	(.10)
Net realized and unrealized gain (loss)	(1.87)	5.04	2.41	(3.87)	(3.96)	3.24

Total from investment operations	(1.95)	4.95	2.31	(3.90)	(4.13)	3.14

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized gain	—	—	—	(.03)	(2.00)	(1.55)
Tax return of capital distribution	—	—	—	—	(.01)	—

Total dividends and/or distributions to shareholders	—	—	—	(.03)	(2.01)	(1.55)

Net asset value, end of period	$17.77	$19.72	$14.77	$12.46	$16.39	$22.53

Total Return, at Net Asset Value[3]	(9.89)%	33.51%	18.54%	(23.77)%	(19.25)%	15.63%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$74,697	$102,861	$106,797	$132,615	$261,085	$473,768

Average net assets (in thousands)	$78,215	$107,948	$129,492	$160,939	$357,794	$479,042

Ratios to average net assets:[4]
Net investment loss	(0.97)%	(0.51)%	(0.65)%	(0.21)%	(0.89)%	(0.46)%
Total expenses[5]	2.42%	2.29%	2.35%	2.22%	1.92%	1.89%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.05%	2.04%	2.05%	2.02%	1.92%	1.89%

Portfolio turnover rate	42%	86%	101%	95%	134%	114%

1.	December 30, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 30, 2011	2.42%
Year Ended June 30, 2011	2.29%
Year Ended June 30, 2010	2.35%
Year Ended June 30, 2009	2.22%
Year Ended June 30, 2008	1.92%
Year Ended June 30, 2007	1.89%
See accompanying Notes to Financial Statements.
31  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	December 30, 2011[1]				Year Ended June 30,
Class C	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$19.84	$14.85	$12.53	$16.47	$22.62	$21.01

Income (loss) from investment operations:
Net investment loss[2]	(.08)	(.08)	(.09)	(.02)	(.16)	(.08)
Net realized and unrealized gain (loss)	(1.88)	5.07	2.41	(3.89)	(3.98)	3.24

Total from investment operations	(1.96)	4.99	2.32	(3.91)	(4.14)	3.16

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized gain	—	—	—	(.03)	(2.00)	(1.55)
Tax return of capital distribution	—	—	—	—	(.01)	—

Total dividends and/or distributions to shareholders	—	—	—	(.03)	(2.01)	(1.55)

Net asset value, end of period	$17.88	$19.84	$14.85	$12.53	$16.47	$22.62

Total Return, at Net Asset Value[3]	(9.88)%	33.60%	18.52%	(23.72)%	(19.21)%	15.68%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$314,450	$384,059	$329,180	$310,094	$505,404	$710,808

Average net assets (in thousands)	$322,627	$369,499	$350,612	$342,312	$602,381	$645,637

Ratios to average net assets:[4]
Net investment loss	(0.93)%	(0.45)%	(0.63)%	(0.18)%	(0.86)%	(0.39)%
Total expenses[5]	2.02%	1.99%	2.06%	2.08%	1.88%	1.84%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.01%	1.97%	2.01%	1.98%	1.88%	1.84%

Portfolio turnover rate	42%	86%	101%	95%	134%	114%

1.	December 30, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 30, 2011	2.02%
Year Ended June 30, 2011	1.99%
Year Ended June 30, 2010	2.06%
Year Ended June 30, 2009	2.08%
Year Ended June 30, 2008	1.88%
Year Ended June 30, 2007	1.84%
See accompanying Notes to Financial Statements.
32  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

	Six Months
	Ended
	December 30, 2011[1]				Year Ended June 30,
Class N	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$21.30	$15.86	$13.32	$17.42	$23.70	$21.87

Income (loss) from investment operations:
Net investment income (loss)[2]	(.04)	.01	(.02)	.04	(.09)	.01
Net realized and unrealized gain (loss)	(2.02)	5.43	2.57	(4.11)	(4.18)	3.37

Total from investment operations	(2.06)	5.44	2.55	(4.07)	(4.27)	3.38

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	(.01)	—	—	—
Distributions from net realized gain	—	—	—	(.03)	(2.00)	(1.55)
Tax return of capital distribution	—	—	—	—	(.01)	—

Total dividends and/or distributions to shareholders	—	—	(.01)	(.03)	(2.01)	(1.55)

Net asset value, end of period	$19.24	$21.30	$15.86	$13.32	$17.42	$23.70

Total Return, at Net Asset Value[3]	(9.67)%	34.30%	19.15%	(23.34)%	(18.87)%	16.08%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$221,310	$273,682	$242,128	$205,574	$275,975	$300,360

Average net assets (in thousands)	$228,986	$269,808	$244,540	$210,488	$289,699	$245,298

Ratios to average net assets:[4]
Net investment income (loss)	(0.43)%	0.03%	(0.11)%	0.31%	(0.47)%	0.02%
Total expenses[5]	1.60%	1.60%	1.68%	1.79%	1.55%	1.45%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.50%	1.49%	1.49%	1.49%	1.48%	1.45%

Portfolio turnover rate	42%	86%	101%	95%	134%	114%

1.	December 30, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 30, 2011	1.60%
Year Ended June 30, 2011	1.60%
Year Ended June 30, 2010	1.68%
Year Ended June 30, 2009	1.79%
Year Ended June 30, 2008	1.55%
Year Ended June 30, 2007	1.45%
See accompanying Notes to Financial Statements.
33  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	December 30, 2011[1]				Year Ended June 30,
Class Y	(Unaudited)	2011	2010	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$23.12	$17.17	$14.38	$18.75	$25.32	$23.09

Income (loss) from investment operations:
Net investment income[2]	.02	.14	.10	.13	.05	.20
Net realized and unrealized gain (loss)	(2.19)	5.89	2.77	(4.44)	(4.47)	3.58

Total from investment operations	(2.17)	6.03	2.87	(4.31)	(4.42)	3.78

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.13)	(.08)	(.08)	(.03)	(.14)	—
Distributions from net realized gain	—	—	—	(.03)	(2.00)	(1.55)
Tax return of capital distribution	—	—	—	—	(.01)	—

Total dividends and/or distributions to shareholders	(.13)	(.08)	(.08)	(.06)	(2.15)	(1.55)

Net asset value, end of period	$20.82	$23.12	$17.17	$14.38	$18.75	$25.32

Total Return, at Net Asset Value[3]	(9.36)%	35.14%	20.00%	(22.93)%	(18.28)%	17.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$881,418	$1,059,058	$828,624	$877,926	$1,020,424	$803,692

Average net assets (in thousands)	$894,054	$992,951	$914,353	$926,200	$746,300	$570,576

Ratios to average net assets:[4]
Net investment income	0.19%	0.69%	0.55%	0.93%	0.25%	0.83%
Total expenses[5]	0.88%	0.83%	0.83%	0.89%	0.76%	0.66%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.88%	0.83%	0.83%	0.89%	0.76%	0.66%

Portfolio turnover rate	42%	86%	101%	95%	134%	114%

1.	December 30, 2011 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 30, 2011	0.88%
Year Ended June 30, 2011	0.83%
Year Ended June 30, 2010	0.83%
Year Ended June 30, 2009	0.89%
Year Ended June 30, 2008	0.76%
Year Ended June 30, 2007	0.66%
See accompanying Notes to Financial Statements.
34  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Main Street Small- & Mid Cap Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual Period. Since December 30, 2011 represents the last day during the Fund’s semiannual period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

35  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.

36  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and

37  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended June 30, 2011, the Fund utilized $609,309,121 of capital loss carryforward to offset capital gains realized in that fiscal year. Details of the capital loss carryforwards are included in the table below. Capital loss carryovers with no expiration, if any, must be utilized prior to those with expiration dates.

Expiring

2018	$932,799,194
As of December 30, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $843,475,117 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended December 30, 2011, it is estimated that the Fund will utilize $89,324,077 capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 30, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,821,416,852

Gross unrealized appreciation	$473,902,529
Gross unrealized depreciation	(156,547,568)

Net unrealized appreciation	$317,354,961

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are

38  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

39  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended December 30, 2011		Year Ended June 30, 2011
	Shares	Amount	Shares	Amount

Class A
Sold	4,820,646	$94,629,169	17,025,869	$332,860,164
Dividends and/or
distributions reinvested	192,910	3,653,717	—	—
Redeemed	(15,360,683)	(299,267,067)	(38,122,341)	(748,812,986)

Net decrease	(10,347,127)	$(200,984,181)	(21,096,472)	$(415,952,822)

Class B
Sold	221,743	$3,863,883	671,549	$11,957,218
Dividends and/or
distributions reinvested	—	—	—	—
Redeemed	(1,233,627)	(22,569,832)	(2,688,917)	(47,424,423)

Net decrease	(1,011,884)	$(18,705,949)	(2,017,368)	$(35,467,205)

Class C
Sold	852,793	$14,984,456	2,607,237	$47,265,544
Dividends and/or
distributions reinvested	—	—	—	—
Redeemed	(2,622,512)	(45,819,538)	(5,422,660)	(96,800,301)

Net decrease	(1,769,719)	$(30,835,082)	(2,815,423)	$(49,534,757)

Class N
Sold	1,347,778	$25,532,271	3,393,296	$64,902,593
Dividends and/or
distributions reinvested	—	—	—	—
Redeemed	(2,696,299)	(50,802,434)	(5,810,545)	(111,677,575)
Net decrease	(1,348,521)	$(25,270,163)	(2,417,249)	$(46,774,982)

	Six Months Ended December 30, 2011		Year Ended June 30, 2011
	Shares	Amount	Shares	Amount

Class Y
Sold	5,014,698	$99,829,028	13,483,211	$274,079,268
Dividends and/or
distributions reinvested	257,688	5,122,831	153,042	3,216,944
Redeemed	(8,739,555)	(181,604,310)	(16,102,443)	(332,649,534)

Net decrease	(3,467,169)	$(76,652,451)	(2,466,190)	$(55,353,322)

40  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended December 30, 2011, were as follows:

	Purchases	Sales

Investment securities	$1,370,777,601	$1,712,516,869
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $4.2 billion	0.60
Over $5.0 billion	0.58
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended December 30, 2011, the Fund paid $5,158,424 to OFS for services to the Fund.
Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares. Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule
12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

41  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 30, 2011 were as follows:

Class C	$11,219,967
Class N	6,286,379
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End Sales	Deferred Sales	Deferred Sales	Deferred Sales	Deferred Sales
	Charges	Charges	Charges	Charges	Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

December 30, 2011	$97,049	$2,068	$57,392	$8,913	$108

Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended December 30, 2011, the Manager waived fees and/or reimbursed the Fund $13,601 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended December 30, 2011, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$113,374
Class B	142,951
Class C	11,121
Class N	109,555

42  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

43  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the

44  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted
for as Hedging Instruments	Foreign currency transactions

Foreign exchange contracts	$2,100

Foreign Currency Exchange Contracts
     The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     During the six months ended December 30, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $3,425 and $4,792, respectively.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
     As of December 30, 2011, the Fund had no outstanding forward contracts.
6. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the

45  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Pending Litigation Continued
respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. On September 30, 2011, the U.S. District Court for the District of Colorado entered orders and final judgments approving the settlement of certain putative class actions involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. Those orders are not subject to further appeal. These settlements do not resolve other outstanding lawsuits relating to Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund, nor do the settlements affect certain other putative class action lawsuits pending in federal court against the Manager, the Distributor, and other Defendant Funds and their independent trustees.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust challenging a settlement reached in 2010 between the Manager, its subsidiary and the Distributor and the board of the New Mexico section 529 college savings plan. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses. On September 9, 2011, the court denied plaintiffs’ request for a hearing to determine the fairness of the settlement, finding that plaintiffs lacked standing to pursue derivative claims on behalf of the Trust. On October 27, 2011, the parties to these actions filed a joint motion to dismiss the lawsuits with prejudice, which the court granted on October 28, 2011.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011,

46  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

47  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.

48  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Matthew Ziehl, Raymond Anello, and Raman Vardharaj, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load small-cap core funds. The Board considered that the Fund outperformed its performance universe median during the ten-year Lipper period, although it underperformed its performance universe median during the one-, three-, and five-year Lipper periods. The Board noted a change to the Fund’s portfolio management team on May 19, 2009, and it also noted the Fund’s recent improved performance, which had ranked in the third quintile of the Fund’s performance universe during the year to date ended April 30, 2011. The Board also considered that the Fund changed its name and investment strategy on November 1, 2010.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end

49  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
load small-cap core funds with comparable asset levels and distribution features. The Board considered that the Fund’s actual management fees and total expenses were lower than its expense group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through August 31, 2012. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.

50  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds.
     Householding does not affect the delivery of your account statements. Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

51  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND®

Trustees and Officers	William L. Armstrong, Chairman of the Board of Trustees and Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Beverly L. Hamilton, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Matthew P. Ziehl, Vice President
Raymond Anello, Vice President
Raman Vardharaj, Vice President
Arthur S. Gabinet, Secretary
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2012 OppenheimerFunds, Inc. All rights reserved.

52  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

53  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

54  |  OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company
and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/30/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Main Street Small- & Mid- Cap Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 2/9/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 2/9/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 2/9/2012